SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Summary of options rate, exercise price, estimated fair value and forfeiture rate
Grant date	Number of options	Exercise price at grant date	Estimated fair value at grant date	Forfeiture rate
2012/01/01	564,000	0.00001	0.0896	25.0%
	583,550	0.2	0.0254	40.0%
	1,968,600	0.00001	0.0896	40.0%
Subtotal	3,116,150
2012/07/01	661,100	0.2	0.0137	40.0%
2012/10/01	400,000	0.00001	0.0594	0.0%
	344,000	0.00001	0.0594	25.0%
	7,233,216	0.00001	0.0594	40.0%
	175,000	0.2	0.0133	40.0%
Subtotal	8,152,216
2013/03/15	100,000	0.2	0.0145	25.0%
	1,128,590	0.2	0.0133	40.0%
Subtotal	1,228,590
2014/04/18	2,104,000	0.01	0.0495	9.0%
	9,341,500	0.01	0.0493	40.0%
Subtotal	11,445,500

Schedule of fair value assumptions

	January 1, 2012	July 1, 2012	October 1, 2012	March 15, 2013	April 18, 2014
Expected volatility(1)	53%	64%	64%	65%	58%
Risk-free interest rate(2)	1.8%	1.7%	1.7%	0.90%	1.8%
Expected dividend yield(3)	Nil	Nil	Nil	nil	nil
Exercise price(4)	$0.00001 or $0.2	$0.2	$0.00001 or $0.2	$0.2	$0.01
Fair value of the underlying ordinary shares(5)	$0.1078	$0.0600	$0.0594	$0.0611	$0.0590

(1)Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

Summary of information regarding share options granted

Options	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2014	34,681,354	$0.13	$0.13	2.88	$1,270,279
Granted	11,445,500	$0.01	$0.05	—	—
Forfeited and expired	(6,877,832)	$0.09	$0.12	—	—
Outstanding as of December 31, 2014	39,249,022	$0.07	$0.11	2.51	$3,512,311
Exercisable as of December 31, 2014	12,680,376	$0.12	$0.17	1.81	$76,481